Gross and Net Realized Investment Gains (Losses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment gains/losses [Line Items]
Other	$ (241)	$ (169)	$ (270)
Fixed-maturity securities
Investment gains/losses [Line Items]
Gross gains on sales	2,324	14,894	2,152
Gross losses on sales	(1,286)	(223)	(277)
OTTI	(241)	(169)	(270)
Other	32
Net realized investment gains	$ 829	$ 14,502	$ 1,605